Subsequent Events - Narrative (Details) $ / shares in Units, $ in Millions	Feb. 06, 2026 USD ($) $ / shares shares	Sep. 08, 2025	Mar. 31, 2026	Mar. 30, 2026 shares
Subsequent Event [Line Items]
Net proceeds from stock issued | $	$ 491.8
Forgent Intermediate LLC
Subsequent Event [Line Items]
Equity interests acquired	100.00%
Common Class A | Forgent Intermediate LLC
Subsequent Event [Line Items]
Shares exchanged for equity interests acquired (in shares)	210,055,933
Common Class A | Opco LLC
Subsequent Event [Line Items]
Shares exchanged for equity interests acquired (in shares)	4,205,321
Opco LLC
Subsequent Event [Line Items]
Capital ownership interests purchased (in shares)	19,074,391			10,783,205
Indirectly owned economic interests			80.19%	80.19%
IPO | Common Class A
Subsequent Event [Line Items]
Number of shares issued (in shares)	19,074,391
Price per share (in dollars per share) | $ / shares	$ 27
Private Placement | Common Class B
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	90,167,635
Conversion ratio for shares issued	1
Selling Stockholders | IPO | Common Class A
Subsequent Event [Line Items]
Number of shares issued (in shares)	45,325,609
Existing Opco LLC Owners | Opco LLC
Subsequent Event [Line Items]
Noncontrolling interest			19.81%
Senior Credit Facilities [Member] | Subsequent Event
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)		1.00%